EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended January 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	34.85%
From	01-Jan-14	15-Jan-14	18-Feb-14	Floating Allocation Percentage at Month-End	80.18%
To	31-Jan-14	18-Feb-14
Days	34

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,197,126.62
Series Nominal Liquidation Amount	1,259,097,126.62

Required Participation Amount	$1,259,097,126.62		Accumulation Account
Excess Receivables	$208,080,782.82		Beginning	-

Total Collateral	$1,467,177,909.44		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	146.72%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	34
	Total Pool		LIBOR	0.160000%
Beginning Gross Principal Pool Balance	$5,036,354,086.73		Applicable Margin	0.470000%
Total Principal Collections	$(1,811,487,907.59)			0.630000%
Investment in New Receivables	$1,503,816,885.60
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	595,000.00	0.60
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.60
Less Net CMA Offset	$(515,448,682.61)
Less Servicing Adjustment	$(3,503,108.26)		Total Due Investors	595,000.00	0.630000%
Ending Balance	$4,209,731,273.87		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,323,062.35
SAP for Next Period	34.85%

Average Receivable Balance	$4,355,681,574.53
Monthly Payment Rate	41.59%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,615,059.25
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,615,059.25